Consolidated statement of financial position - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Goodwill	€ 49,983	€ 47,243
Intangible assets	30,985	32,158
Right of use assets	18,249	19,289
Property, plant and equipment	1,028,489	641,402
Financial assets - investments FVTPL	676	782
Other non-current financial assets	5,052	3,839
Deferred tax assets	76,251	69,210
Total non-current assets	1,209,685	813,923
Current assets
Inventories	255,321	213,254
Contract assets	172,580	103,417
Trade receivables	301,769	212,734
Other current financial assets	4,382	33,602
Tax receivables	14,338	21,018
Other receivables	43,900	33,010
Cash and cash equivalents	69,602	228,740
Total current assets	861,892	845,775
Total assets	2,071,577	1,659,698
Equity
Share capital	21,698	21,698
Reserves and retained earnings	965,202	831,583
Net profit attributable to equity holders of the parent	145,631	142,849
Equity attributable to equity holders of the parent	1,132,531	996,130
Non-controlling interests	115	(220)
Total equity	1,132,646	995,910
Non-current liabilities
Non-current financial liabilities	255,639	148,407
Employees benefits	7,413	8,315
Non-current provisions	3,975	5,552
Deferred tax liabilities	9,624	20,952
Non-current advances from customers	39,418
Other non-current liabilities	48,474	18,060
Total non-current liabilities	364,543	201,286
Current liabilities
Current financial liabilities	143,277	70,754
Current provisions	1,063
Trade payables	277,815	239,179
Contract liabilities	22,306	14,847
Advances from customers	22,892	26,568
Tax payables	30,798	41,655
Other liabilities	76,237	69,499
Total current liabilities	574,388	462,502
Total liabilities	938,931	663,788
Total equity and liabilities	€ 2,071,577	€ 1,659,698